Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative financial instruments
Schedule of contractual notional amount for the derivative instruments

	2022	2021
	$'000	$'000

Derivative instruments
Foreign exchange swaps/non‑deliverable forwards	160,448	124,023
Embedded options within listed bonds	1,940,000	1,940,000
	2,100,448	2,064,023

Schedule of fair value of derivative instruments

	2022	2021
	$'000	$'000

Derivative instruments
Foreign exchange swaps/non‑deliverable forwards	(1,393)	(3,771)
Interest rate caps	821	—
Embedded options within listed bonds	5,300	165,100
	4,728	161,329

Schedule of changes in fair value of derivative instruments

	2022	2021	2020
	$'000	$'000	$'000

Derivative instruments
Foreign exchange swaps/non‑deliverable forwards	(1,599)	(3,897)	29,151
Interest rate caps	(89)	—	—
Embedded options within listed bonds	(159,889)	604	110,655
Embedded options within revenue contracts	—	7,231	(169)
	(161,577)	3,938	139,637

Schedule of credit ratings of derivative instruments

	2022	2021
	$'000	$'000

Derivative financial instrument assets
Not rated	6,121	165,100
	6,121	165,100

Schedule of reconciliation of movements of derivative financial instruments

	2022	2021
	$'000	$'000

Foreign exchange swaps/non-deliverable forwards
Opening balance	(3,771)	27,495
Fair value loss (unrealized foreign exchange on open contracts)	(1,599)	(3,897)
Foreign exchange gain	780	10,342
Cash flow on settlement	3,197	(37,711)
	(1,393)	(3,771)